NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended			9 Months Ended
	Aug. 14, 2021	May 31, 2021	Aug. 31, 2020	May 31, 2020	May 31, 2021	May 31, 2020	Aug. 31, 2019
Disclosure Of Nature Of Operations And Going Concern [Line Items]
(Loss) Income for the period		$ (2,282)	$ (1,230)	$ (3,352)	$ (8,835)	$ (5,898)
Cash used in operating activities					(3,824)	(3,369)
Cash		8,989	$ 1,308	$ 1,330	8,989	$ 1,330	$ 5,550
Sprott Facility principal repayments					$ 8,670
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd					63.05%
Sprott Loan Facility [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Borrowings	$ 1,300	$ 11,300			$ 11,300
Borrowings, extended amount	10,000
Sprott Facility principal repayments	$ 300